Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 02, 2016
Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund III
Central Index Key	dei_EntityCentralIndexKey	0001593547
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 02, 2016
Document Effective Date	dei_DocumentEffectiveDate	Feb. 02, 2016
Prospectus Date	rr_ProspectusDate	Nov. 23, 2015
CHIRON CAPITAL ALLOCATION FUND
Risk Return Abstract	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001593547_SupplementTextBlock

THE ADVISORS' INNER CIRCLE FUND III

CHIRON CAPITAL ALLOCATION FUND (THE "FUND")

SUPPLEMENT DATED FEBRUARY 2, 2016 TO THE FUND'S PROSPECTUS DATED NOVEMBER 23, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

THE FOLLOWING CHANGES ARE MADE TO THE SECTIONS ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" AND "MORE INFORMATION ABOUT THE FUND'S INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES" - PRINCIPAL INVESTMENT STRATEGIES:

A. The three bullets following the second full paragraph of each section are replaced with:

o Equity: 25-70% of net exposure

o Fixed Income: 20-50% of net exposure

o Cash and Cash Equivalents: 0-50% of net exposure.

B. The third paragraph of each section is deleted and replaced with:

The Fund's net exposure equals the value of its long positions (i.e., assets purchased and still held) minus the value of its short positions (e.g., hedges to its long positions). The Fund's asset allocation at times may deviate substantially from its blended benchmark, for defensive purposes, in an effort to mitigate downside risk.

C. The 10th paragraph of each section is deleted and replaced with:

The Fund may use derivatives, including options, futures, swaps and currency forward contracts, to attempt to both increase the return of the Fund and hedge (protect) the value of the Fund's assets. The Fund may use options to create long or short equity exposure without investing directly in equity securities, while it may use futures to create long or short equity, fixed income, or U.S. Treasury exposure without investing directly in equity, fixed income or U.S. Treasury securities. The Fund may also use swaps to create long or short exposure without investing directly in the underlying assets. As well, the Fund may use currency forwards to increase or decrease exposure to a given currency.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

THE FOLLOWING IS ADDED TO THE "PRINCIPAL RISKS" SECTION IN THE APPROPRIATE ALPHABETICAL ORDER THEREOF:

SHORT EXPOSURE RISK - The Fund may enter into a derivatives transaction to obtain short investment exposure to the reference asset. If the value of the reference asset on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. This potential loss is theoretically unlimited. Gaining short investment exposure through derivatives also subjects the Fund to Credit Risk, Derivatives Risk and Leverage Risk, which are discussed above.

Supplement Closing [Text Block]	ck0001593547_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. CHI-SK-001-0100